Equity - Additional information (Details)					1 Months Ended	12 Months Ended
	Dec. 31, 2021 EUR (€) shares	Jul. 29, 2021 EUR (€) € / shares	May 13, 2021 shares	May 12, 2021 EUR (€) € / shares	May 31, 2021 item	Dec. 31, 2021 EUR (€) instrument shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	May 11, 2050	Oct. 13, 2049	May 11, 2047	Jan. 13, 2046	May 11, 2035	Oct. 13, 2034	May 11, 2032	Jan. 13, 2031	May 11, 2030	Oct. 13, 2029	May 11, 2027	Jan. 13, 2026
Share capital	€ 4,005,000,000					€ 4,005,000,000	€ 4,005,000,000
Dividend per share to fully settle prior year dividend | € / shares				€ 0.24
Dividends recognised as distributions to owners per share | € / shares				0.36
Interim dividends paid per share relating to prior year | € / shares				€ 0.12
Period of time from date of resolution to proceed with purchase of shares				18 months
Percentage of ordinary shares authorized to be purchased				7.00%
Percentage of share capital authorized to be purchased				7.00%
Purchase of shares, maximum authorised amount				€ 1,600,000,000
Number of treasury shares purchased | shares						34,106,871
Purchase of treasury shares						€ 400,000,000		€ 400,000,000
Interim dividend distribution of Eni SpA						1,533,000,000	429,000,000	€ 1,542,000,000
Costs for the issue of perpetual subordinated bonds						15,000,000	25,000,000
Other reserves	€ 190,000,000					€ 190,000,000	€ 190,000,000
Number of treasury shares | shares	65,838,173					65,838,173	33,045,197
Treasury shares	€ 958,000,000					€ 958,000,000	€ 581,000,000
Treasury shares assigned | shares						1,313,895
Distributable reserves	34,000,000,000					€ 34,000,000,000
Long-Term Monetary Incentive Plan 2020 - 2022
Authorised number of treasury shares to be disposed | shares			20,000,000
Retained earnings
Interim dividend distribution of Eni SpA		€ 1,533,000,000
Interim dividends paid per share | € / shares		€ 0.43
Perpetual subordinated bonds
Number of euro-denominated perpetual subordinated hybrid bonds issued					2	2
Costs for the issue of perpetual subordinated bonds						€ 15,000,000
Notional amount	5,000,000,000					5,000,000,000
Perpetual subordinated bond, one
Notional amount	€ 1,500,000,000					€ 1,500,000,000
Term of the bonds	5 years 3 months
Reoffer price (as a percent)	99.403%					99.403%
Annual fixed coupon (as a percent)	2.625%					2.625%
Perpetual subordinated bond, one | Five Year Euro Mid Swap Rate
Initial spread on variable rate (as a percent)																				3.167%
Additional spread on variable rate (as a percent)												0.75%				0.25%
Perpetual subordinated bond, two
Notional amount	€ 1,500,000,000					€ 1,500,000,000
Term of the bonds	9 years
Reoffer price (as a percent)	100.00%					100.00%
Annual fixed coupon (as a percent)	3.375%					3.375%
Perpetual subordinated bond, two | Five Year Euro Mid Swap Rate
Initial spread on variable rate (as a percent)																		3.641%
Additional spread on variable rate (as a percent)										0.75%				0.25%
Perpetual subordinated bond three
Notional amount	€ 1,000,000,000					€ 1,000,000,000
Term of the bonds	6 years
Reoffer price (as a percent)	100.00%					100.00%
Annual fixed coupon (as a percent)	2.00%					2.00%
Perpetual subordinated bond three | Five Year Euro Mid Swap Rate
Initial spread on variable rate (as a percent)																			2.204%
Additional spread on variable rate (as a percent)											0.75%				0.25%
Perpetual subordinated bond four
Notional amount	€ 1,000,000,000					€ 1,000,000,000
Term of the bonds	9 years
Reoffer price (as a percent)	99.607%					99.607%
Annual fixed coupon (as a percent)	2.75%					2.75%
Perpetual subordinated bond four | Five Year Euro Mid Swap Rate
Initial spread on variable rate (as a percent)																	2.771%
Additional spread on variable rate (as a percent)									0.75%				0.25%
Merger reserve
Other reserves	€ 127,000,000					€ 127,000,000
ENI SpA
Share capital	€ 4,005,358,876					€ 4,005,358,876	€ 4,005,358,876
ENI SpA | Ordinary shares
Number of shares issued | shares	3,605,594,848					3,605,594,848	3,605,594,848